Defined Benefit Plans - Summary of Breakdown of Plan Assets for Retirement of Benefit Plans (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [Line Items]
Debt instrument	€ 900	€ 869
Derivatives	(30)	(183)
Investment funds	1,625	2,027
Other	350	410
On December 31	€ 2,845	€ 3,123
Debt instrument	32.00%	28.00%
Derivatives	(1.00%)	(6.00%)
Investment funds	57.00%	65.00%
Other	12.00%	13.00%
On December 31	100.00%	100.00%
Quoted Plan Assets [member]
Disclosure of fair value of plan assets [Line Items]
Debt instrument	€ 702	€ 594
Derivatives	0	0
Investment funds	0	0
Other	0	0
On December 31	702	594
Unquoted plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Debt instrument	198	275
Derivatives	(30)	(183)
Investment funds	1,625	2,027
Other	350	410
On December 31	€ 2,144	€ 2,529